14. Investments (Details 1) - SCP trip [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in investments [Roll Forward]
Balances on beginning	R$ 1,254	R$ 1,177
Equity method results	(439)	77
Balances on ending	R$ 815	R$ 1,254